Financial Instruments - Summary of Detailed Information Financial Assets And Liabilities Classified And Measured (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financial assets at amortised cost, category [member] | Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	$ 915.3	$ 21.2
Financial assets - Fair Value	915.3	21.2
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	3.9	3.9
Financial assets - Fair Value	3.9	3.9
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	402.3	274.6
Financial assets - Fair Value	402.3	274.6
Financial assets at amortised cost, category [member] | Margin Payments [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	29.5	49.4
Financial assets - Fair Value	29.5	49.4
Financial assets at amortised cost, category [member] | Related Party Receivable [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	0.0	2.2
Financial assets - Fair Value	0.0	2.2
Financial liabilities at amortised cost, category [member] | Bank Indebtedness [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	0.1	90.1
Financial liabilities - Fair Value	0.1	90.1
Financial liabilities at amortised cost, category [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	261.9	153.8
Financial liabilities - Fair Value	261.9	153.8
Financial liabilities at amortised cost, category [member] | Current Portion Of Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	10.0	0.0
Financial liabilities - Fair Value	10.0	0.0
Financial liabilities at amortised cost, category [member] | Long Term Debt [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	0.0	439.3
Financial liabilities - Fair Value	0.0	439.3
Financial liabilities at amortised cost, category [member] | Long Term Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	95.2	86.4
Financial liabilities - Fair Value	95.2	86.4
Financial Instruments Measured At Fair Value through Other Comprehensive Income Category [Member] | Derivative Instruments [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	28.8	49.4
Financial liabilities - Fair Value	28.8	49.4
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	99.4	0.0
Financial liabilities - Fair Value	99.4	0.0
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Earnout Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	22.7	0.0
Financial liabilities - Fair Value	$ 22.7	$ 0.0